Foreign currency gains (losses), net	12 Months Ended
Dec. 31, 2022
Foreign currency gains (losses), net
Foreign currency gains (losses), net

8. Foreign currency gains (losses), net

	Years Ended December 31,
in €‘000	2020	2021	2022
Foreign currency gains	33,216	39,720	101,627
Foreign currency losses	(19,410)	(34,283)	(74,937)
Total	13,806	5,437	26,690